Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of compensation expenses recognized for share-based awards

	For the Year Ended December 31,
	2020	2021	2022
Research and development expenses	60,789	741,793	1,333,710
Selling, general and administrative expenses	80,491	332,850	674,610
Cost of sales	1,515	26,713	44,845
Total	142,795	1,101,356	2,053,165

2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of stock option activities

			Weighted
	Number of	Weighted	Average	Aggregate
	Options	Average	Remaining	Intrinsic
	and Shares	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2019	54,760,000	0.10	6.73	73,926
Granted	4,224,000	0.10
Forfeited	(2,070,000)	0.10
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724
Granted	36,987,700	0.10
Exercised	(6,404,416)	0.10
Forfeited	(4,106,000)	0.10
Outstanding as of December 31, 2021	83,391,284	0.10	6.70	1,330,091
Granted	579,600	0.10
Exercised	(5,801,840)	0.10
Forfeited	(3,832,800)	0.10
Outstanding as of December 31, 2022	74,336,244	0.10	5.56	750,796

Vested and expected to vest as of December 31, 2021	79,915,157	0.10	6.60	1,274,647
Exercisable as of December 31, 2021	40,251,584	0.10	4.55	642,013
Vested and expected to vest as of December 31, 2022	71,370,113	0.10	5.46	720,838
Exercisable as of December 31, 2022	46,292,444	0.10	4.06	467,554

Schedule of options fair value assumptions

	For the Year Ended December 31,	For the Year Ended December 31,	For the Year Ended December 31,
	2020	2021	2022
Exercise price (US$)	0.10	0.10	0.10
Fair value of the ordinary shares on the date of option grant (US$)	1.35-1.90	14.42-17.35	16.05
Risk‑free interest rate	0.69%-1.92%	0.93%-1.48%	1.51%
Expected term (in years)	10.00	10.00	10.00
Expected dividend yield	0%	0%	0%
Expected volatility	45%-46%	47%-48%	48%

Schedule of RSU activity

		Weighted Average	Weighted Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Contractual Life
		US$
Unvested as of December 31, 2020	—	—	—
Granted	8,586	17.25
Unvested as of December 31, 2021	8,586	17.25	9.50
Granted	36,199,400	17.13
Vested	(127,062)	18.76
Forfeited	(5,087,800)	16.74
Unvested as of December 31, 2022	30,993,124	17.20	9.21

2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of stock option activities

	Number of	Weighted	Weighted Average
	Shares	Average Exercise	Remaining
	Granted	Price	Contractual Life
		US$	In Years
December 31, 2020	—	—	—
Granted	108,557,400	14.63	—
December 31, 2021	108,557,400	14.63	9.19
Granted	—	—
December 31, 2022	108,557,400	14.63	8.19

Schedule of options fair value assumptions

For the Year Ended December 31,
2021
Exercise price (US$)	14.63
Fair value of the ordinary shares on the date of restricted shares grant (US$)	10.67
Risk-free interest rate	1.59%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%